Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND

Administrator Class

Supplement dated August 12, 2010, to the Prospectus dated February 1, 2010,

as previously supplemented as the case may be.

                The Wells Fargo Advantage Aggressive Allocation Fund is no longer offered and all references to that fund are hereby removed.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND

Supplement dated August 12, 2010, to the Statement of Additional Information dated February 1, 2010,

as previously supplemented as the case may be.

                The Wells Fargo Advantage Aggressive Allocation Fund is no longer offered and all references to that fund are hereby removed.